SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES (Details)	12 Months Ended
Dec. 31, 2025
Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives description of property and equipment	term of the lease
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	3 years
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives of property and equipment	5 years